Note 12 - Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of earnings per share [text block]
12.	EARNINGS (LOSS) PER SHARE

The income and weighted average number of common shares used in the calculation of basic and diluted income (loss) per share for the years ended
December 31, 2020
2019,
and
2018
were as follows:

	2020	2019	2018
Weighted average number of common shares used as the denominator in calculating basic earnings per share	35,529,192	35,529,192	35,529,192
Adjustments for calculation of diluted earnings per share:
Options	3,956,256	3,605,000	-
Weighted average number of common shares and potential common shares used as the denominator in calculating diluted earnings per share	39,485,448	39,134,192	35,529,192
Basic earnings (loss) per share	$0.03	$0.00	$0.00
Diluted earnings (loss) per share	$0.03	$0.00	$0.00